Interest Bearing Liabilities and Financing Facilities - Additional Information (Detail) $ in Millions						1 Months Ended		12 Months Ended
	Sep. 19, 2024 USD ($)	Jun. 20, 2024 USD ($)	May 30, 2024 USD ($)	Jan. 17, 2020 USD ($)	Aug. 28, 2015 USD ($) Note	Sep. 30, 2024 USD ($)	Jul. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) Loan	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) Loan	Oct. 31, 2023 USD ($)
Interest bearing liabilities and financing facilities [line items]
Borrowings								$ 5,138	$ 9,997		$ 4,874
Liquidity Facilities [Member]
Interest bearing liabilities and financing facilities [line items]
Cancellation Of Borrowing Facilities						$ 350	$ 1,450
Borrowings												$ 1,800
Bilateral facilities [member]
Interest bearing liabilities and financing facilities [line items]
Loan Facilities Drawdown										$ 500
Number of borrowing facilities | Loan									13		15
Loan facilities amount									$ 2,100		$ 2,250
Bilateral facilities [member] | Tranche one [Member]
Interest bearing liabilities and financing facilities [line items]
Number of borrowing facilities | Loan									1
Bilateral facilities [member] | Tranche two [member]
Interest bearing liabilities and financing facilities [line items]
Number of borrowing facilities | Loan									4
Bilateral facilities [member] | Tranche three [member]
Interest bearing liabilities and financing facilities [line items]
Number of borrowing facilities | Loan									4
Syndicated facility [member] | Tranche one [Member]
Interest bearing liabilities and financing facilities [line items]
Borrowings								$ 800
Borrowings maturity								October 2024
Syndicated facility [member] | Tranche two [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings								$ 600
Borrowings maturity								July 2025
Syndicated facility [member] | Tranche three [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings								$ 600
Borrowings maturity								July 2027
Syndicate Term Loan [Member]
Interest bearing liabilities and financing facilities [line items]
Cancellation Of Borrowing Facilities	$ 800
Borrowings	$ 1,200	$ 450
Borrowings maturity	7	10
JBIC facility [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings			$ 1,000					$ 83	$ 1,000
Borrowings maturity			10
New syndicated facility [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings				$ 600
Borrowings maturity				seven years
Borrowings interest rate				1.20%
Borrowings interest rate basis				SOFR
Unsecured bonds [member]
Interest bearing liabilities and financing facilities [line items]
Financial liabilities carrying amount									6,069		4,087
Financial liabilities at fair value									5,879		3,936
Medium Term Notes [member]
Interest bearing liabilities and financing facilities [line items]
Financial liabilities carrying amount									200		200
Financial liabilities at fair value									191		188
Borrowings								385	200		200
Global medium term notes [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings					$ 3,000
Number of notes issued | Note					1
US Bonds [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings								4,084	$ 6,069		$ 4,087
Borrowings interest rate basis					Interest on the bonds is payable semi-annually in arrears
Borrowings [member] | Syndicated facility [member]
Interest bearing liabilities and financing facilities [line items]
Current line of credit facility								$ 2,000